UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: February 29, 2020

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

California Tax-Free Bond Fund	February 29, 2020
PRXCX	Investor Class
TCFEX	I Class

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE CALIFORNIA TAX-FREE FUNDS

HIGHLIGHTS

■	Tax-free municipal bond returns were positive in the 12-month period ended February 29, 2020, as interest rates decreased.

■	The California Tax-Free Bond Fund and the California Tax-Free Money Fund produced positive results for the 12-month reporting period; however, the funds lagged their peer group benchmarks.

■	California’s fiscal position has improved in recent years, marked by general fund surpluses and a growing rainy day fund.

■	The municipal market will not be immune from the volatility created by the coronavirus pandemic, but we believe that muni bonds, overall, remain a high-quality market and offer good opportunities for long-term investors.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Global markets produced mixed returns for your fund’s fiscal year, the 12-month period ended February 29, 2020, as optimism over progress in trade negotiations rapidly gave way to concerns about the global economic impact of the coronavirus. The large-cap S&P 500 Index reached record highs before falling back, and bonds also recorded strong results as yields declined. However, smaller-cap stocks lost ground, and a stronger U.S. dollar weighed on returns for U.S. investors in foreign securities.

While the ongoing U.S.-China trade dispute weighed periodically on sentiment, markets were supported in 2019 by accommodative central bank actions. The Federal Reserve delivered three quarter-percentage-point rate cuts and took steps to maintain liquidity in short-term lending markets. Other central banks also acted to address flagging growth, including the European Central Bank, which lowered its benchmark deposit rate deeper into negative territory and restarted its quantitative easing program.

Moreover, despite some setbacks along the way, the U.S. and China signed an initial trade deal in early 2020 that reduced some existing tariffs and canceled the imposition of new ones.

As a result of the improving trade situation and central bank stimulus, recession fears had largely dissipated by the start of the new year. Key U.S. manufacturing indicators showed signs of stabilizing, and the labor market remained strong, with solid payroll gains and an unemployment rate hovering near a 50-year low.

Corporate earnings also showed signs of improvement. According to FactSet, overall earnings for the S&P 500 increased slightly on a year-over-year basis in the fourth quarter of 2019, marking the first rise since late 2018, although results were held back by a plunge in energy sector profits. With this more encouraging economic backdrop, Fed officials seemed satisfied that monetary policy was properly positioned to support continued growth and forecast no additional rate moves in 2020.

However, market sentiment began to shift in January amid news of the coronavirus outbreak in China’s Hubei province. Although the effect was initially muted, with the S&P 500 advancing to a record high on February 19, markets became more volatile as it became clear the virus was spreading globally. South Korea, Italy, Japan, and Iran experienced significant outbreaks, and the S&P 500 quickly lost more than 10% over the final days of the period as concerns grew that the virus could weigh on growth and reduce corporate earnings.

While investors rotated out of stocks, demand for safe-haven securities sparked a rally in longer-term Treasuries. The benchmark 10-year U.S. Treasury note’s yield, which started the 12-month period at 2.73%, tumbled to a record-low 1.13%, and the yield of the 30-year Treasury long bond also reached a new nadir. Yields in many foreign markets, including Germany and Japan, dropped deeper into negative territory. (Bond prices and yields move in opposite directions.)

In the fixed income universe, Treasuries and investment-grade corporate bonds produced the strongest results, but all major bond sectors had positive returns over the past year.

Municipal bonds benefited from a favorable technical environment and produced solid gains. Federal tax reform has lifted demand for tax-exempt income, particularly in states with higher tax rates, while tax-exempt supply has been below longer-term averages as municipalities have increasingly been using the taxable market to refund debt at lower rates. With higher-quality muni yields at record lows, demand for Puerto Rico bonds and other lower-rated but higher-yielding segments of the muni market remained strong.

As we write this letter in early March, the course of the coronavirus outbreak remains highly uncertain, and markets are likely to remain volatile in response to any news about the virus.

Our global team of investment analysts, economists, and portfolio managers is carefully monitoring the situation, and I believe that our disciplined fundamental research and strategic investing approach will continue to serve our shareholders well.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

CALIFORNIA TAX-FREE MONEY FUND

INVESTMENT OBJECTIVE

The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and California state income taxes.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The California Tax-Free Money Fund returned 0.71% in the 12 months ended February 29, 2020, while its peer group, the Lipper California Tax-Exempt Money Market Funds Index, returned 0.87%. (Returns for the I Class shares varied slightly, reflecting their different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

The Federal Reserve’s three quarter-percentage-point interest rate cuts in the second half of 2019 dropped the federal funds target rate to a 1% to 1.25% range by the end of the period and lowered the interest rates available to money market investors.

In addition to the accommodative shift in monetary policy, supply constraints and solid demand contributed to the downward movement in short-term municipal interest rates during the period. Demand for muni money market securities from separately managed accounts and muni bond funds exerted pressure on supply as muni bond portfolios received historically high levels of cash inflows.

California variable rate demand note (VRDN) yields averaged 1.02% since our last report six months ago, compared with a 1.30% average for the first half of the fiscal year. Longer rates decreased 15 basis points (0.15 percentage point) over the most recent six months, with one-year maturities trading at 0.80% at the end of the reporting period.

How is the fund positioned?

VRDNs, at 46% of net assets, represented the portfolio’s largest position in absolute terms at the end of the period, but we were underweight these very short-maturity one- to seven-day securities compared with our peer group average and instead favored other debt such as commercial paper with maturities in the 30- to 90-day range.

The fund’s weighted average maturity is slightly longer than its peer group due to this strategy. However, our relative overweight to the front end of the money market yield curve provides the fund with the flexibility to respond to changes in interest rates or supply dynamics in the market.

Credit quality continues to play a significant role in our asset selection. At the end of the period, our largest allocations were to revenue-backed health care, water and sewer, and transportation credits. Some prominent positions in the portfolio included the University of California, Promenade Towers, and Memorial Health Services. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

What is portfolio management’s outlook?

After our reporting period ended, the Fed cut rates to near zero to address the economic impact of the coronavirus outbreak. We expect the central bank to maintain an accommodative stance in the near term given continuing concerns about the effect the pandemic will have on the economy. We also believe supply and demand imbalances could continue to limit yield increases in the municipal money market.

As a result of these factors, we are pursuing a strategy that will allow the fund to quickly respond to a change in interest rate sentiment, an increase in issuance, or changing patterns of cash flows into or out of the muni money market. We believe the fund’s positioning in VRDNs and commercial paper is appropriate in this environment.

As always, we remain committed to managing a high-quality, diversified portfolio focused on liquidity and stability of principal, which we deem of utmost importance to our shareholders.

CALIFORNIA TAX-FREE BOND FUND

INVESTMENT OBJECTIVE

The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The California Tax-Free Bond Fund returned 9.32% for the 12 months ended February 29, 2020, underperforming the Lipper California Municipal Debt Funds Average. (Returns for I Class shares varied slightly, reflecting their different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

The overall environment for muni bonds was positive during the period, supporting the fund’s absolute returns. California bonds modestly outpaced the national Bloomberg Barclays Municipal Bond Index, which gained 9.46%.

Our yield curve positioning had a mixed impact on relative results. The fund’s duration was shorter than our peer group average, and this relatively conservative interest rate positioning hampered results versus our peers as muni yields declined. However, due to the relatively long duration profile of the California bond market, the fund’s weighted average duration was slightly longer than the national benchmark, which helped the fund’s performance versus the Bloomberg Barclays index.

An underweight to industrial revenue bonds also detracted as the sector outperformed the benchmark.

In contrast, security selection in revenue-backed bonds contributed to relative results. The fund’s holdings in housing and education outperformed the broader index. Our positions in select Puerto Rico bonds over the past year also contributed. After years of avoiding the commonwealth because of its fiscal troubles, we built positions in three Puerto Rico names—COFINA, PREPA, and PRASA—that performed well during the period. Income from U.S. territories such as Puerto Rico is tax-free in all 50 states. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

COFINA bonds (which are backed by sales tax revenue) emerged from court restructuring early in 2019. PRASA bonds (issued by the water and sewer authority) rallied as the authority completed a restructuring of a subordinate loan with the federal government while leaving existing senior lien bonds intact. The restructuring of PREPA (the electric utility) is ongoing, but we are constructive on the prospects for the resulting bonds.

We continued to avoid the commonwealth’s general obligation (GO) bonds. We consider the prospects for the GO debt to be speculative as a result of the significant pension and operational challenges that Puerto Rico still faces.

How is the fund positioned?

Our preference for revenue bonds over GO debt remained intact as a result of our longer-term concern that many municipalities will face fiscal challenges related to unfunded pension and other post-employment benefit (OPEB) liabilities. Nevertheless, we remain comfortable with the State of California as the largest guarantor in the fund, reflecting its solid fiscal management and the state’s resilient economy.

Within the revenue sector, health care and transportation, which typically offer above-average yields, remained our largest allocations and together represented nearly 40% of the fund’s net assets. The health care sector was the fund’s largest overweight relative to the benchmark at the end of the period. This is a result of our view that the credit quality of not-for-profit hospitals has been improving, driven by solid fiscal stewardship and consolidation within the industry.

Although we maintain a positive outlook, our allocation to the health care sector modestly decreased. This was primarily a result of the removal of tax-exempt advanced refunding following the Tax Cuts and Jobs Act of 2017, which has led to an increase in taxable advanced refunding, especially within health care, and had led to the fund’s smaller position in the sector.

The fund’s credit quality was little changed. More than 40% of the portfolio consisted of AAA and AA rated bonds at period-end, but we continue to overweight A and BBB rated debt. We believe these lower-rated investment-grade segments are an area where our credit research team can find investment opportunities that offer incremental risk-adjusted yield. We also maintain a modest position in below investment-grade and unrated bonds.

We believe that California’s fiscal position has improved in recent years, marked by general fund surpluses and a growing rainy day fund. Unfortunately, according to the most recent data, the state’s pension funds, CalSTRS and CalPERS, have a relatively high combined unfunded liability of $94.2 billion. In addition, California’s OPEB liabilities are almost completely unfunded and totaled $91 billion as of the most recent data.

Recently, the state government and its employees agreed to split the costs of paying down this liability over 30 years. During the period, California’s GO ratings from Fitch (AA), Moody’s (Aa3), and S&P (AA-) remained the same. Lease revenue bonds are typically rated one or two notches below GO bonds.

What is portfolio management’s outlook?

The spread of the coronavirus and fears about the economic disruptions it could cause have provoked a strong reaction in global markets—stock indexes have tumbled, and longer-term Treasury and municipal yields have dropped to all-time lows. The muni market will not be immune from the headwinds created by this environment, but we believe that municipal bonds, overall, remain a high-quality market and offer good opportunities for long-term investors.

Although the coming months will likely pose challenges, the muni market could benefit as investors look for a lower-risk alternative to the turmoil in the equity market. Moreover, we expect to see continued demand for tax-free income. In our view, some issuers and sectors will hold up better than others in a volatile environment, making our disciplined, bottom-up investment approach more important than ever.

Ultimately, we believe T. Rowe Price’s independent credit research is our greatest strength and will remain an asset for our investors as we navigate the current market environment. As always, we focus on finding attractively valued bonds issued by municipalities with good long-term fundamentals—an investment strategy that we believe will continue to serve our investors well.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN MONEY MARKET SECURITIES

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

RISKS OF INVESTING IN FIXED INCOME SECURITIES

Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. The fund is less diversified than one investing nationally. Some income may be subject to state and local taxes and the federal alternative minimum tax.

BENCHMARK INFORMATION

Note: Bloomberg Index Services Ltd. Copyright © 2020, Bloomberg Index Services Ltd. Used with permission.

Note: Lipper, a Thomson Reuters Company, is the source for all Lipper content reflected in these materials. Copyright 2020 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIOS

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

February 29, 2020

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

MUNICIPAL SECURITIES 99.5%

CALIFORNIA 98.1%

	Par	$ Value
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A, 5.00%, 4/1/32	2,700	3,028
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A, 5.00%, 4/1/42	1,000	1,113
Abag Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%, 8/1/43	5,000	5,599
Adelanto Public Utility Auth., Utility System Project, Series A, 5.00%, 7/1/39 (1)	2,000	2,501
Alameda Corridor Transportation Auth., Senior Lien, Series A, 5.00%, 10/1/29 (1)	4,095	4,672
Anaheim Housing & Public Improvements Auth., Electric Utility Distributions, 5.00%, 10/1/41 (Prerefunded 10/1/21) (2)	945	1,009
Anaheim Housing & Public Improvements Auth., Electric Utility Distributions, Unrefunded Balance, 5.00%, 10/1/35 (Prerefunded 10/1/21) (2)	1,150	1,229
Anaheim Housing & Public Improvements Auth., Electric Utility Distributions, Unrefunded Balance, 5.00%, 10/1/41 (Prerefunded 10/1/21) (2)	1,280	1,368
Anaheim PFA, Electric Utility Distributions, Series A, 5.375%, 10/1/36 (Prerefunded 4/1/21) (2)	2,500	2,630
Bay Area Toll Auth., San Francisco Bay Area, Series S-6, 5.00%, 10/1/54 (Prerefunded 10/1/24) (2)	5,365	6,416
California, Construction Bonds, GO, 4.00%, 10/1/44	1,850	2,247
California, Various Purpose, GO, 5.00%, 9/1/31	3,000	3,185
California, Various Purpose, GO, 5.00%, 4/1/37	5,000	5,609
California, Various Purpose, GO, 5.00%, 10/1/39	2,375	2,786
California, Various Purpose, GO, 5.00%, 4/1/43	2,550	2,847
California, Various Purpose, GO, 5.00%, 11/1/43	2,300	2,617
California, Various Purpose, GO, 5.50%, 3/1/40	2,000	2,007
California, Various Purpose, GO, Refunding, 5.00%, 9/1/31	2,500	2,854
California Community Housing Agency, Verdant at Green Valley Project, Series A, 5.00%, 8/1/49 (3)	2,000	2,417

California Dept. of Water Resources, Power Supply, Unrefunded Balance, Series L, 5.00%, 5/1/22	760	765
California Dept. of Water Resources, Water System, Series AS, 5.00%, 12/1/29 (Prerefunded 12/1/24) (2)	5	6
California Dept. of Water Resources, Water System, Unrefunded Balance, Series AS, 5.00%, 12/1/29	2,140	2,563
California EFA, Series A, 5.00%, 12/1/44	3,500	4,369
California EFA, Chapman Univ., 5.00%, 4/1/31	1,750	1,828
California EFA, Chapman Univ., 5.00%, 4/1/36	4,260	5,065
California EFA, Pepperdine Univ., 5.00%, 9/1/33 (Prerefunded 9/1/22) (2)	1,180	1,309
California EFA, Pepperdine Univ., Unrefunded Balance, 5.00%, 9/1/33 (Prerefunded 9/1/22) (2)	820	909
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/38	1,300	1,670
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/43	4,500	5,700
California HFFA, Adventist Health West, Series B, VRDN, 1.00%, 9/1/38	800	800
California HFFA, Cedars-Sinai Medical Center, 5.00%, 8/15/21	1,000	1,065
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28	560	694
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29	6,880	8,521
California HFFA, Hope Obligated Group, 5.00%, 11/15/49	3,100	3,812
California HFFA, Kaiser Permanente, Series D, VRDN, 5.00%, 11/1/32 (Tender 11/1/22)	5,560	6,171
California HFFA, Lucile Salter Packard Children's Hosp., Series A, 5.00%, 11/15/56	3,350	4,106
California HFFA, Northern California Presbyterian Homes & Services, 5.00%, 7/1/34	700	840
California HFFA, Northern California Presbyterian Homes & Services, 5.00%, 7/1/39	1,300	1,547
California HFFA, Northern California Presbyterian Homes & Services, 5.00%, 7/1/44	1,400	1,654
California HFFA, Providence Health & Services, Series A, 5.00%, 10/1/38 (Prerefunded 10/1/24) (2)	2,160	2,578
California HFFA, Providence Healthcare & Services, Unrefunded Balance, Series A, 5.00%, 10/1/38	2,840	3,339

California HFFA, Saint Joseph Health System, Series A, 5.00%, 7/1/37	3,385	3,802
California HFFA, Stanford Hosp. & Clinics, Series A, 5.00%, 8/15/42	2,500	2,738
California HFFA, Sutter Health, Series A, 5.00%, 11/15/22	410	458
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33	1,250	1,614
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34	1,200	1,547
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35	1,000	1,281
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38	2,000	2,528
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41	4,000	4,852
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46	2,500	3,039
California HFFA, Sutter Health, Series D, 5.25%, 8/15/31	5,250	5,594
California Housing Fin., Series 2, Class A, 4.00%, 3/20/33	2,943	3,553
California Housing Fin., Series A, VR, 4.25%, 1/15/35	1,519	1,904
California Infrastructure & Economic Dev. Bank, Academy Motion Picture Arts & Science, 5.00%, 11/1/41	2,840	3,249
California Infrastructure & Economic Dev. Bank, Green Bond-Climate Bond Certified, 5.00%, 8/1/44	1,750	2,294
California Infrastructure & Economic Dev. Bank, Green Bond-Climate Bond Certified, 5.00%, 8/1/49	600	781
California Municipal Fin. Auth., Azusa Pacific Univ., Series B, 5.00%, 4/1/27	1,000	1,150
California Municipal Fin. Auth., Azusa Pacific Univ., Series B, 5.00%, 4/1/28	1,000	1,146
California Municipal Fin. Auth., Baptist Univ., Series A, 5.00%, 11/1/36 (3)	1,920	2,260
California Municipal Fin. Auth., Bella Mente Montessori Academy, Series A, 5.00%, 6/1/28 (3)	425	497
California Municipal Fin. Auth., Bella Mente Montessori Academy, Series A, 5.00%, 6/1/38 (3)	845	1,015
California Municipal Fin. Auth., Bella Mente Montessori Academy, Series A, 5.00%, 6/1/48 (3)	1,150	1,359
California Municipal Fin. Auth., Bowles Hall Foundation, Series A, 5.00%, 6/1/35	300	349
California Municipal Fin. Auth., Bowles Hall Foundation, Series A, 5.00%, 6/1/50	2,250	2,584

California Municipal Fin. Auth., Caritas Affordable Housing, Series A, 5.25%, 8/15/39	500	571
California Municipal Fin. Auth., Caritas Affordable Housing, Series A, 5.25%, 8/15/49	1,425	1,608
California Municipal Fin. Auth., Channing House Project, Series A, 5.00%, 5/15/35	1,000	1,256
California Municipal Fin. Auth., Channing House Project, Series B, 5.00%, 5/15/47	2,200	2,638
California Municipal Fin. Auth., CHF-Davis I, LLC-West Village, 5.00%, 5/15/48	4,025	4,921
California Municipal Fin. Auth., Eisnhower Medical Center, Series A, 5.00%, 7/1/33	1,000	1,225
California Municipal Fin. Auth., Eisnhower Medical Center, Series A, 5.00%, 7/1/36	2,550	3,109
California Municipal Fin. Auth., Institute on Aging Project, 5.00%, 8/15/36	365	460
California Municipal Fin. Auth., Institute on Aging Project, 5.00%, 8/15/37	315	396
California Municipal Fin. Auth., John Adams Academies-Lincoln Project, Series A, 4.00%, 10/1/29 (3)	420	443
California Municipal Fin. Auth., John Adams Academies-Lincoln Project, Series A, 5.00%, 10/1/39 (3)	900	992
California Municipal Fin. Auth., John Adams Academies-Lincoln Project, Series A, 5.00%, 10/1/49 (3)	1,000	1,084
California Municipal Fin. Auth., John Adams Academies-Lincoln Project, Series A, 5.00%, 10/1/57 (3)	1,650	1,776
California Municipal Fin. Auth., LINXS APM Project, Series A, 5.00%, 12/31/38 (4)	1,500	1,859
California Municipal Fin. Auth., LINXS APM Project, Series A, 5.00%, 12/31/43 (4)	5,500	6,745
California Municipal Fin. Auth., LINXS APM Project, Series A, 5.00%, 12/31/47 (4)	5,500	6,712
California Municipal Fin. Auth., MT San Antonio Gardens Project, 5.00%, 11/15/39	1,000	1,219
California Municipal Fin. Auth., MT San Antonio Gardens Project, 5.00%, 11/15/49	2,250	2,707
California Municipal Fin. Auth., National University, Series A, 5.00%, 4/1/29	1,045	1,386

California Municipal Fin. Auth., National University, Series A, 5.00%, 4/1/30	1,245	1,636
California Municipal Fin. Auth., National University, Series A, 5.00%, 4/1/32	1,035	1,343
California Municipal Fin. Auth., National University, Series A, 5.00%, 4/1/40	1,000	1,273
California Municipal Fin. Auth., National University, Series A, 5.00%, 4/1/41	1,000	1,270
California Municipal Fin. Auth., Orange County Civic CTR Infrastructure, Series A, 5.00%, 6/1/43	1,950	2,453
California Municipal Fin. Auth., Paradise Valley Estates Project, Series A, 5.00%, 1/1/30	510	650
California Municipal Fin. Auth., Paradise Valley Estates Project, Series A, 5.00%, 1/1/31	375	477
California Municipal Fin. Auth., Paradise Valley Estates Project, Series A, 5.00%, 1/1/32	350	444
California Municipal Fin. Auth., Retirement Housing Foundation, Series A, 5.00%, 11/15/26	950	1,174
California Municipal Fin. Auth., Retirement Housing Foundation, Series A, 5.00%, 11/15/28	705	908
California Municipal Fin. Auth., Retirement Housing Foundation, Series A, 5.00%, 11/15/29	780	1,024
California Municipal Fin. Auth., Retirement Housing Foundation, Series A, 5.00%, 11/15/31	1,000	1,355
California Municipal Fin. Auth., Retirement Housing Foundation, Series A, 5.00%, 11/15/32	1,025	1,412
California Municipal Fin. Auth., University of San Diego, Series A, 5.00%, 10/1/49	4,500	5,796
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37	1,000	1,175
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47	3,200	3,707
California Pollution Control Fin. Auth., Republic Services, Series A-1, VRDN, 1.17%, 11/1/42 (Tender 4/15/20) (3)(4)	2,000	2,000
California Pollution Control Fin. Auth., Waste Managemet Project, Series A, PCR, VRDN, 2.50%, 7/1/31 (Tender 5/1/24) (4)	2,625	2,783
California Public Works Board, Series B, 5.00%, 10/1/34	1,275	1,510
California Public Works Board, Coalinga State Hosp., Series E, 5.00%, 6/1/25	2,000	2,269

California Public Works Board, Judicial Council Project, Series A, 5.00%, 3/1/38	1,250	1,401
California Public Works Board, Regents Univ., Series G, 5.00%, 12/1/28 (Prerefunded 12/1/21) (2)	4,000	4,306
California Public Works Board, Univ. Project, Series B, 5.00%, 10/1/31 (Prerefunded 10/1/21) (2)	1,200	1,284
California School Fin. Auth., Aspire Public Schools, 5.00%, 8/1/41 (3)	2,000	2,278
California School Fin. Auth., Kipp Socal Public School, Series A, 5.00%, 7/1/39 (3)	1,000	1,262
California School Fin. Auth., Kipp Socal Public School, Series A, 5.00%, 7/1/49 (3)	850	1,053
California School Fin. Auth., New Designs Charter School ADA, Series A, 5.00%, 6/1/40 (3)	690	807
California School Fin. Auth., New Designs Charter School ADA, Series A, 5.00%, 6/1/50 (3)	1,030	1,190
California Statewide CDA, 4.00%, 9/2/29	1,000	1,168
California Statewide CDA, 5.00%, 11/15/44 (1)	1,750	2,046
California Statewide CDA, 5.00%, 9/2/49	1,000	1,219
California Statewide CDA, Adventist Health West, Series A, 5.00%, 3/1/48	1,840	2,276
California Statewide CDA, American Baptist Homes of the West, Series A, 5.00%, 10/1/43	1,250	1,341
California Statewide CDA, Charleston Project, Series A, 5.25%, 11/1/44 (3)	1,500	1,671
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34	1,250	1,495
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35	1,000	1,195
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40	950	1,126
California Statewide CDA, Children's Hosp., Series A, VRDN, 1.00%, 8/15/47	200	200
California Statewide CDA, Cottage Health, 5.00%, 11/1/40 (Prerefunded 11/1/20) (2)	2,850	2,932
California Statewide CDA, Cottage Health, 5.00%, 11/1/43 (Prerefunded 11/1/24) (2)	5,215	6,242
California Statewide CDA, Culinary Institute of America, Series B, 5.00%, 7/1/36	1,000	1,205

California Statewide CDA, Culinary Institute of America, Series B, 5.00%, 7/1/41	1,560	1,862
California Statewide CDA, Enloe Medical Center, 5.00%, 8/15/38	2,500	3,017
California Statewide CDA, Episcopal Communities & Services, 5.00%, 5/15/42	1,500	1,624
California Statewide CDA, Front Porch Communities, Series A, 5.00%, 4/1/28	390	488
California Statewide CDA, Front Porch Communities, Series A, 5.00%, 4/1/31	175	216
California Statewide CDA, Front Porch Communities, Series A, 5.00%, 4/1/47	1,750	2,101
California Statewide CDA, Huntington Memorial Hosp., Series B, 5.00%, 7/1/29	1,080	1,261
California Statewide CDA, Huntington Memorial Hosp., Series B, 5.00%, 7/1/44	2,750	3,146
California Statewide CDA, Huntington Memorial Hosp. Project, 5.00%, 7/1/43	1,750	2,167
California Statewide CDA, Huntington Memorial Hosp. Project, 5.00%, 7/1/48	5,650	6,969
California Statewide CDA, Infrastructure Project, Series A, 5.00%, 9/2/39	1,325	1,643
California Statewide CDA, Infrastructure Project, Series A, 5.00%, 9/2/48	1,000	1,227
California Statewide CDA, John Muir Health, Series A, 4.00%, 8/15/51	2,100	2,346
California Statewide CDA, John Muir Health, Series A, 5.00%, 8/15/46	1,000	1,203
California Statewide CDA, John Muir Health, Series A, 5.00%, 8/15/51	1,750	2,088
California Statewide CDA, John Muir Health, Series A, 5.00%, 12/1/53	1,000	1,216
California Statewide CDA, Kaiser Permanente, Series A, 5.00%, 4/1/42	10,000	10,834
California Statewide CDA, Lancer Educational Project, Series A, 5.00%, 6/1/34 (3)	375	462
California Statewide CDA, Lancer Educational Project, Series A, 5.00%, 6/1/39 (3)	675	820

California Statewide CDA, Lancer Educational Project, Series A, 5.00%, 6/1/51 (3)	2,145	2,564
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/29 (3)	1,000	1,178
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/36 (3)	500	582
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.50%, 12/1/54	2,500	2,888
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.50%, 12/1/58 (3)	3,250	3,931
California Statewide CDA, Methodist Hosp. of Southern CA, 5.00%, 1/1/38	750	920
California Statewide CDA, Methodist Hosp. of Southern CA, 5.00%, 1/1/43	1,800	2,183
California Statewide CDA, Methodist Hosp. of Southern CA, 5.00%, 1/1/48	2,910	3,507
California Statewide CDA, Sutter Health, Series A, 5.00%, 8/15/32	6,200	6,781
California Statewide CDA, Terraces at San Joaquin Garden, Series A, 6.00%, 10/1/42	680	764
California Statewide CDA, Terraces at San Joaquin Garden, Series A, 6.00%, 10/1/47	2,500	2,803
California Statewide CDA, Trinity Health, 5.00%, 12/1/41 (Prerefunded 12/1/21) (2)	3,735	4,018
California Statewide CDA, Univ. of California, Irvine Campus, Series A, 5.00%, 5/15/26	950	1,163
California Statewide CDA, Univ. of California, Irvine Campus, Series A, 5.00%, 5/15/28	1,230	1,535
California Statewide CDA, Univ. of California, Irvine Campus, Series A, 5.00%, 5/15/42	3,700	4,470
California Statewide CDA, Viamonte Senior Living, Series A, 5.00%, 7/1/30	125	165
California Statewide CDA, Viamonte Senior Living, Series A, 5.00%, 7/1/31	150	197
California Statewide CDA, Viamonte Senior Living, Series A, 5.00%, 7/1/32	100	131
California Statewide CDA, Viamonte Senior Living, Series A, 5.00%, 7/1/33	125	163

California Tobacco Securitization Agency, 5.25%, 6/1/21	1,210	1,227
Contra Costa Water Dist., Series R, 5.00%, 10/1/33	1,000	1,142
Del Mar Race Track Auth., 5.00%, 10/1/35	1,665	1,899
Del Mar Race Track Auth., 5.00%, 10/1/36	1,000	1,069
Elk Grove Finance Auth., Special Tax, 5.00%, 9/1/43	1,040	1,225
Elk Grove Finance Auth., Special Tax, 5.00%, 9/1/48	1,250	1,466
Federal Home Loan Mortgage Multifamily Variable Rate Certificate, 3.05%, 4/15/34 (3)	2,000	2,205
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/47	1,650	1,751
Golden State Tobacco Securitization, Asset Backed, Series A, 5.00%, 6/1/34	3,500	4,202
Golden State Tobacco Securitization, Asset Backed, Series A, 5.00%, 6/1/35	2,000	2,399
Golden State Tobacco Securitization, Asset Backed, Series A-2, 5.30%, 6/1/37	2,000	2,138
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%, 9/1/44	4,600	5,228
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37	3,100	3,592
Irvine, Community Fac. Dist., Special Tax, 5.00%, 9/1/37	1,390	1,653
Irvine, Community Fac. Dist., Special Tax, 5.00%, 9/1/43	2,000	2,359
Irvine, Great Park Improvement Area No. 1, Special Tax, 5.00%, 9/1/34	360	410
Irvine, Great Park Improvement Area No. 1, Special Tax, 5.00%, 9/1/39	1,000	1,133
Irvine, Great Park Improvement Area No. 1, Special Tax, 5.00%, 9/1/44	1,500	1,691
Irvine Ranch Water Dist., Water Improvement, Series A, VRDN, 1.00%, 10/1/41	290	290
Irvine Unified School Dist., Community Fac. Dist., Special Tax, Series B, 5.00%, 9/1/47	1,300	1,561
Irvine Unified School Dist., Community Fac. Dist., Special Tax, Series C, 5.00%, 9/1/47	525	630
Irvine Unified School Dist., Community Fac. Dist., Special Tax, Series D, 5.00%, 3/1/57	2,350	2,793
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/25 (5)	1,250	1,469

Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/29 (5)	1,000	1,357
Jurupa PFA, Special Tax, Series A, 5.00%, 9/1/33	1,175	1,375
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/23	480	521
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/36	1,100	1,170
Lake Elsinore, Community Fac. Dist. No. 2016-2 Canyon Hills, Special Tax, 5.00%, 9/1/43	2,475	2,913
Lake Elsinore, Community Fac. Dist. No. 2016-2 Canyon Hills, Special Tax, 5.00%, 9/1/48	3,640	4,268
Long Beach, Harbor Revenue, Series A, 5.00%, 5/15/37 (4)	1,300	1,608
Long Beach, Marina System Revenue, 5.00%, 5/15/32	1,655	1,931
Long Beach, Marina System Revenue, 5.00%, 5/15/45	2,500	2,882
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37	2,135	3,232
Los Angeles Airport, Series A, 4.00%, 5/15/34 (4)	1,000	1,146
Los Angeles Airport, Series B, 5.00%, 5/15/42	930	1,171
Los Angeles Airport, Series D, 5.00%, 5/15/36 (4)	1,500	1,778
Los Angeles Airport, Int'l. Airport, Series A, 5.00%, 5/15/28	3,500	3,530
Los Angeles Airport, Int'l. Airport, Series A, 5.00%, 5/15/35 (4)	500	638
Los Angeles Airport, Int'l. Airport, Series A, 5.00%, 5/15/44 (4)	1,000	1,251
Los Angeles Airport, Int'l. Airport, Series B, 5.00%, 5/15/36 (4)	1,200	1,459
Los Angeles Airport, Int'l. Airport, Series D, 4.00%, 5/15/44 (4)	2,500	2,932
Los Angeles Airport, Int'l. Airport, Series D, 5.00%, 5/15/36 (4)	1,000	1,289
Los Angeles Airport, Int'l. Airport, Series D, 5.00%, 5/15/37 (4)	1,000	1,286
Los Angeles Community College Dist., Series A, GO, 4.00%, 8/1/33	2,325	2,637
Los Angeles County Facilities, Vermont Corridor County Administrative Building, Series A, 5.00%, 12/1/43	6,400	8,134
Los Angeles County Public Works Fin. Auth., Series A, 5.00%, 12/1/33	2,825	3,367
Los Angeles County Public Works Fin. Auth., Multiple Capital Project II, 5.00%, 8/1/42	2,000	2,193
Los Angeles County Regional Fin. Auth., Montecedro, Series A, 5.00%, 11/15/44	2,595	2,873
Los Angeles County Sanitation Dist. Fin. Auth., Capital Project, Series A, 5.00%, 10/1/35	2,725	3,326

Los Angeles Dept. of Water, Series A, 5.00%, 7/1/31	1,350	1,673
Los Angeles Dept. of Water, Series B, 5.00%, 7/1/43	2,500	2,739
Los Angeles Dept. of Water, Series B-4-REMK, VRDN, 1.16%, 7/1/35	200	200
Los Angeles Dept. of Water & Power, Electric, Series A, 5.00%, 7/1/29	4,500	5,030
Los Angeles Dept. of Water & Power, Electric, Series D, 5.00%, 7/1/39	4,000	4,653
Los Angeles Municipal Improvement, Real Property, Series B, 5.00%, 3/1/42	2,490	2,685
Los Angeles Unified School Dist., Election 2008, Series A, GO, 4.00%, 7/1/34	3,750	4,297
Los Angeles Wastewater, Series B, 5.00%, 6/1/32	4,550	4,969
Morgan Hill Redev. Agency, Successor Agency, Series A, 5.00%, 9/1/32	825	943
Morgan Hill Redev. Agency, Successor Agency, Series A, 5.00%, 9/1/33	2,175	2,483
Mountain View Shoreline Regional Park Community, Series A, 5.75%, 8/1/40	1,500	1,600
Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%, 3/1/24 (4)	1,170	1,353
Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%, 3/1/25 (4)	1,405	1,630
Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%, 3/1/41 (4)	2,000	2,441
Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%, 3/1/47 (4)	2,000	2,420
Norman Y. Mineta San Joes Int'l. Airport, Series C, 5.00%, 3/1/31	2,000	2,327
Northern California Energy Auth., Series A, VRDN, 4.00%, 7/1/49 (Tender 7/1/24)	3,500	3,920
Northern California Power Agency, Hydroelectric Project No. 1, Series A, 5.00%, 7/1/32	1,400	1,531
Oakland Unified School Dist., Alameda County, Series A, GO, 5.00%, 8/1/34	1,250	1,501
Oakland Unified School Dist., Alameda County, Series A, GO, 5.00%, 8/1/35	1,210	1,452

Oceanside Unified School Dist., Capital Appreciation Bonds, Zero Coupon, GO, 8/1/28 (6)	5,000	4,446
Orange County Community Fac. Dist., No. 2015-1, Esencia Village, Series A, 5.25%, 8/15/45	2,930	3,413
Orange County Community Fac. Dist., No. 2016-1, Esencia Village, Series A, 5.00%, 8/15/36	2,000	2,379
Orange County Water Dist., Series C, 4.00%, 8/15/35	1,000	1,260
Palm Springs Airport Revenue, Int'l. Airport, 5.00%, 6/1/29 (4)(7)	1,500	1,799
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26	975	1,075
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27	500	551
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28	585	644
Palomar Health, 2004 Election, Series A, Zero Coupon, GO, 8/1/25 (6)	5,000	4,657
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%, 9/1/28 (1)	3,000	3,743
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%, 9/1/29 (1)	1,935	2,412
Port of Los Angeles, Harbor Dept., Series A, 5.00%, 8/1/36 (4)	4,075	4,739
Port of Oakland, Series O, 5.125%, 5/1/30 (4)	1,325	1,386
Port of Oakland, Series O, 5.125%, 5/1/31 (4)	1,250	1,308
Rancho Cucamonga Redev. Agency, Successor Agency, 5.00%, 9/1/28 (1)	2,700	3,177
Rancho Cucamonga Redev. Agency, Successor Agency, 5.00%, 9/1/29 (1)	1,800	2,110
Ridgecrest Redev. Agency, 6.25%, 6/30/37 (Prerefunded 6/30/20) (2)	2,000	2,036
Riverside County Redev., Successor Agency, Housing, Series A, 6.00%, 10/1/39 (Prerefunded 10/1/20) (2)	2,250	2,320
Riverside County Redev., Successor Agency, Interstate 215 Corridor, Series E, 6.50%, 10/1/40 (Prerefunded 10/1/20) (2)	1,000	1,034
Riverside County Redev. Agency, Successor Agency, Desert Community Project, Series D, 6.00%, 10/1/37 (Prerefunded 10/1/20) (2)	1,450	1,495
Riverside County Redev. Agency, Successor Agency, Interstate 215 Corridor, Series C, 6.75%, 12/1/26	250	276
Rocklin, Special Tax, 5.00%, 9/1/37	550	638

Rocklin, Special Tax, 5.00%, 9/1/38	1,000	1,159
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/21	1,170	1,213
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/26	1,000	1,209
Sacramento Cogeneration Auth., Procter & Gamble, 5.25%, 7/1/20 (8)	700	711
Sacramento County Airport, Series A, 5.00%, 7/1/41	2,175	2,675
Sacramento County Airport, Series B, 5.00%, 7/1/41	2,275	2,790
Sacramento County Airport, Series C, 5.00%, 7/1/36 (4)	4,000	5,072
Sacramento County Sanitation Dist. Fin. Auth., Series B, FRN, 67% of 3M USD LIBOR + 0.53%, 1.808%, 12/1/35 (5)	1,150	1,125
Sacramento Fin. Auth., 5.00%, 12/1/28 (7)	1,320	1,617
Sacramento Fin. Auth., 5.00%, 12/1/30 (7)	1,000	1,216
Sacramento Fin. Auth., 5.00%, 12/1/31 (7)	1,380	1,685
Sacramento Fin. Auth., 5.00%, 12/1/34 (7)	2,275	2,762
Sacramento Fin. Auth., Series B, 5.40%, 11/1/20	1,135	1,171
Sacramento Transient Occupancy Tax Revenue, Convention Center, Series A, 5.00%, 6/1/38	1,240	1,571
Sacramento Transient Occupancy Tax Revenue, Convention Center, Series A, 5.00%, 6/1/43	4,650	5,808
San Bernardino Redev. Agency, Successor Agency, Series A, 5.00%, 12/1/25 (1)	1,275	1,573
San Bernardino Redev. Agency, Successor Agency, Series A, 5.00%, 12/1/31 (1)	1,945	2,450
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1, 5.00%, 9/1/40	985	1,139
San Diego Assn. of Gov. South Bay Expressway, Senior Lien-Toll, Series A, 5.00%, 7/1/38	2,100	2,616
San Diego Assn. of Gov. South Bay Expressway, Senior Lien-Toll, Series A, 5.00%, 7/1/42	2,450	3,026
San Diego County, Special Tax, Harmony Grove Village, Improvement Area No. 1, Series A, 4.00%, 9/1/45	1,000	1,135
San Diego County, Special Tax, Harmony Grove Village, Improvement Area No. 1, Series A, 4.00%, 9/1/50	1,100	1,244
San Diego County, Special Tax, Harmony Grove Village, Improvement Area No. 2, Series A, 4.00%, 9/1/45	550	624

San Diego County, Special Tax, Harmony Grove Village, Improvement Area No. 2, Series A, 4.00%, 9/1/50	875	989
San Diego County Regional Airport Auth., Series A, 5.00%, 7/1/40	3,025	3,068
San Diego County Regional Airport Auth., Series A, 5.00%, 7/1/47	1,800	2,255
San Diego County Regional Airport Auth., Series B, 5.00%, 7/1/35 (4)	1,215	1,583
San Diego County Regional Airport Auth., Series B, 5.00%, 7/1/37 (4)	1,000	1,296
San Diego County Regional Airport Auth., Series B, 5.00%, 7/1/38 (4)	2,000	2,239
San Diego County Regional Airport Auth., Series B, 5.00%, 7/1/38 (4)	1,000	1,292
San Diego County Regional Airport Auth., Series B, 5.00%, 7/1/39 (4)	600	773
San Diego County Regional Airport Auth., Series B, 5.00%, 7/1/43 (4)	4,000	4,465
San Diego Public Fac. Fin. Auth., Capital Improvement Projects, Series A, 5.00%, 4/15/37	4,000	4,360
San Diego Redev. Agency, Successor Agency, Naval Training Center, Series A, 5.50%, 9/1/30 (Prerefunded 9/1/20) (2)	1,000	1,024
San Diego Redev. Agency, Successor Agency, Naval Training Center, Series A, 5.75%, 9/1/40 (Prerefunded 9/1/20) (2)	2,000	2,050
San Francisco Bay Area Rapid Transit Dist. Sales Tax Revenue, Series A, 4.00%, 7/1/37	350	416
San Francisco Bay Area Rapid Transit Dist. Sales Tax Revenue, Series A, 4.00%, 7/1/39	625	739
San Francisco City & County Int'l. Airport, Commission, Series A, 5.00%, 5/1/29	1,000	1,254
San Francisco City & County Int'l. Airport, Commission, Series A, 5.00%, 5/1/44 (4)	2,950	3,750
San Francisco City & County Int'l. Airport, Commission, Series B, 5.00%, 5/1/46 (4)	5,000	5,998
San Francisco City & County Int'l. Airport, Commission, Series E, 4.00%, 5/1/50 (4)	1,800	2,079
San Francisco City & County Int'l. Airport, Commission, Unrefunded Balance, Series A, 5.00%, 5/1/47 (4)	3,000	3,660

San Francisco City & County Int'l. Airport, Commission, Unrefunded Balance, Series F, 5.00%, 5/1/40	1,995	2,008
San Francisco City & County Redev. Fin. Auth., Mission Bay North Redevelopment, Series C, 6.75%, 8/1/33 (Prerefunded 2/1/21) (2)	410	433
San Francisco City & County Redev. Fin. Auth., Mission Bay South Redevelopment, Series D, 6.625%, 8/1/27 (Prerefunded 2/1/21) (2)	330	348
San Francisco City & County Redev. Fin. Auth., Mission Bay South Redevelopment, Series D, 7.00%, 8/1/33 (Prerefunded 2/1/21) (2)	500	529
San Francisco Community College Dist., GO, 5.00%, 6/15/31	2,505	3,014
San Francisco Municipal Transportation Agency, Series B, 5.00%, 3/1/37	2,000	2,169
San Jose, El Parador Apartments Project, Series A, 6.10%, 1/1/31 (4)	1,075	1,076
San Jose Redev. Agency, Successor Agency, Series A, 5.00%, 8/1/34	2,500	3,200
San Jose Redev. Agency, Successor Agency, Merged Area Redev. Project, Series A1, 5.50%, 8/1/35 (Prerefunded 8/1/20) (2)	1,600	1,632
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%, 10/1/31	2,165	2,626
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%, 10/1/32	850	1,028
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%, 10/1/34	900	1,094
San Mateo, Bay Meadows Community Fac. Dist., No. 2008-1, Special Tax, 5.375%, 9/1/38	2,000	2,167
San Mateo, Bay Meadows Community Fac. Dist., No. 2008-1, Special Tax, 6.00%, 9/1/42	2,000	2,213
San Mateo County Joint Powers Fin. Auth., Maple Street Corridor, 5.00%, 6/15/31	1,075	1,259
Santa Margarita Water Dist., Community Fac. Dist., No. 2013-1, 5.625%, 9/1/36	1,155	1,292
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%, 7/1/36	1,390	1,482
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%, 7/1/42	1,500	1,598

South San Francisco Public Fac. Fin. Auth., Series A, 4.00%, 6/1/46 (9)	1,470	1,788
Southern California Public Power Auth., Series A, 5.00%, 7/1/35	2,000	2,027
Southern California Public Power Auth., Series A, 5.00%, 7/1/40	2,075	2,102
Southern California Public Power Auth., Windy Point/Windy Flats Project, 5.00%, 7/1/29	4,000	4,056
Southern California Tobacco Securitization Auth., Asset Backed, 5.00%, 6/1/32	1,000	1,301
Southern California Tobacco Securitization Auth., Asset Backed, 5.00%, 6/1/35	400	516
Torrance, Memorial Medical Center, Series A, 5.00%, 9/1/40	2,000	2,039
Univ. of California Regents, Series AK, VRDN, 5.00%, 5/15/48 (Tender 5/15/23)	3,700	4,200
Univ. of California Regents, Series AL-2, VRDN, 1.19%, 5/15/48	800	800
Univ. of California Regents, Series G, 5.00%, 5/15/30 (Prerefunded 5/15/22) (2)	905	991
Univ. of California Regents, Series G, 5.00%, 5/15/30	1,100	1,203
Univ. of California Regents, Series G, 5.00%, 5/15/37 (Prerefunded 5/15/22) (2)	1,015	1,111
Univ. of California Regents, Series G, 5.00%, 5/15/37	1,025	1,119
Univ. of California Regents, Series I, 5.00%, 5/15/28	2,000	2,434
Univ. of California Regents, Series M, 5.00%, 5/15/47	4,250	5,294
Univ. of California Regents, Series O, 5.50%, 5/15/58	9,500	12,350
Univ. of California Regents Medical Center, Series L, 4.50%, 5/15/36	1,900	2,226
Washington Township Health Care Dist., Series A, 5.00%, 7/1/30	500	637
Washington Township Health Care Dist., Series A, 5.00%, 7/1/31	1,000	1,269
Washington Township Health Care Dist., Series A, 5.00%, 7/1/36	620	778
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (6)	2,350	2,840
		732,809

PUERTO RICO 1.3%

Puerto Rico Aqueduct & Sewer Auth., Series A, 5.25%, 7/1/42	1,500	1,620
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%, 7/1/42 (10)(11)	15	12
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%, 7/1/27 (10)(11)	25	20
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%, 7/1/27 (10)(11)	685	547
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%, 7/1/28 (10)(11)	65	52
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/20 (10)(11)	80	64
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/24 (10)(11)	305	243
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/25 (10)(11)	100	80
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/26 (10)(11)	125	100
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/27 (10)(11)	15	12
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/32 (10)(11)	50	40
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/37 (10)(11)	1,895	1,509
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%, 7/1/28 (10)(11)	15	12
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%, 7/1/33 (10)(11)	75	60
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%, 7/1/18 (10)(11)	65	51
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%, 7/1/27 (10)(11)	30	24
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%, 7/1/40 (10)(11)	80	64
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%, 7/1/36 (10)(11)	60	48
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%, 7/1/17 (10)(11)	20	15

Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%, 7/1/17 (10)(11)	35	27
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%, 7/1/28 (10)(11)	25	20
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/19 (10)(11)	245	193
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/23 (10)(11)	70	56
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/24 (10)(11)	25	20
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/26 (10)(11)	625	499
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/27	3,056	2,610
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/33	1,330	934
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%, 7/1/34	349	383
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%, 7/1/53	710	802
		10,117
VIRGIN ISLANDS 0.1%		
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	850	852
		852
Total Investments in Securities		
99.5% of Net Assets (Cost $680,467)		**$ 743,778**

‡ Par is denominated in U.S. dollars unless otherwise noted.

(1) Insured by Assured Guaranty Municipal Corporation

(2) Prerefunded date is used in determining portfolio maturity.

(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $33,846 and represents 4.5% of net assets.

(4) Interest subject to alternative minimum tax

(5) Insured by National Public Finance Guarantee Corporation

(6) Insured by Assured Guaranty Corporation

(7) Insured by Build America Mutual Assurance Company

The accompanying notes are an integral part of these financial statements.

February 29, 2020

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds. The fund has two classes of shares: the California Tax-Free Bond Fund (Investor Class) and the California Tax-Free Bond Fund–I Class (I Class). I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

New Accounting Guidance Effective March 1, 2019, the fund adopted FASB guidance that shortened the amortization period for certain callable debt securities held at a premium. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs On February 29, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

Restricted Securities The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

When-Issued Securities The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $101,053,000 and $58,687,000, respectively, for the year ended February 29, 2020.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Distributions during the years ended February 29, 2020 and February 28, 2019, were characterized for tax purposes as follows:

At February 29, 2020, the tax-basis cost of investments and components of net assets were as follows:

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. During the year ended February 29, 2020, the fund utilized $1,014,000 of capital loss carryforwards.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At February 29, 2020, the effective annual group fee rate was 0.29%.

The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price Associates during the year ended February 29, 2020 as indicated in the table below. At February 29, 2020, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 29, 2020, expenses incurred pursuant to these service agreements were $74,000 for Price Associates and $111,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 29, 2020, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 6 - OTHER MATTERS

Early in 2020, the spread of the coronavirus outbreak has emerged as a key theme for global financial markets. The wide variability in outcomes regarding the outbreak has led to higher levels of market uncertainty. Certain areas of the market have been impacted disproportionately by the spread of the virus and the ensuing disruption in global supply chains, especially travel- and manufacturing-dependent industries.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc. and
Shareholders of T. Rowe Price California Tax-Free Bond Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price California Tax-Free Bond Fund (one of the funds constituting T. Rowe Price State Tax-Free Funds, Inc., referred to hereafter as the “Fund”) as of February 29, 2020, the related statement of operations for the year ended February 29, 2020, the statement of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2020 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
April 20, 2020

We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/29/2020

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

■	$20,905,000 which qualified as exempt-interest dividends for Federal and California state purposes.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are considered to be independent, as defined in Section 2(19) of the 1940 Act, of the Boards of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

INDEPENDENT DIRECTORS(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Teresa Bryce Bazemore (1959) 2018 [186]	President, Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to present); Director, Chimera Investment Corporation (2017 to present); Director, Federal Home Loan Bank of Pittsburgh (2017 to February 2019)

Ronald J. Daniels (1959) 2018 [186]	President, The Johns Hopkins University(b) and Professor, Political Science Department, The Johns Hopkins University (2009 to present); Director, Lyndhurst Holdings (2015 to present)

Bruce W. Duncan (1951) 2013 [186]	Chief Executive Officer and Director (January 2009 to December 2016), Chairman of the Board (January 2016 to present), and President (January 2009 to September 2016), First Industrial Realty Trust, an owner and operator of industrial properties; Chairman of the Board (2005 to September 2016) and Director (1999 to September 2016), Starwood Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017 to December 2019); Member, Independent Directors Council Governing Board (2017 to December 2019); Senior Advisor, KKR (November 2018 to present); Director, Boston Properties (May 2016 to present); Director, Marriott International, Inc. (September 2016 to present)

Robert J. Gerrard, Jr. (1952) 2013 [186]	Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to January 2016); Chairman of the Board, all funds (July 2018 to present)

Paul F. McBride (1956) 2013 [186]	Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)

Cecilia E. Rouse, Ph.D. (1963) 2013 [186]	Dean, Woodrow Wilson School (2012 to present); Professor and Researcher, Princeton University (1992 to present); Director, MDRC, a nonprofit education and social policy research organization (2011 to present); Member, National Academy of Education (2010 to present); Research Associate of Labor Studies Program at the National Bureau of Economic Research (2011 to 2015); Board Member, National Bureau of Economic Research (2011 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the American Economic Association (2012 to 2018); Vice President (2015 to 2016) and Board Member (2018 to present), American Economic Association

John G. Schreiber (1946) 1992 [186]	Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder, Partner, and Cochairman of the Investment Committee, Blackstone Real Estate Advisors, L.P. (1992 to 2015); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chairman of the Board, Brixmor Property Group, Inc. (2013 to present); Director, Hilton Worldwide (2007 to present); Director, Hudson Pacific Properties (2014 to 2016); Director, Invitation Homes (2014 to 2017); Director, JMB Realty Corporation (1980 to present)

(a)All information about the independent directors was current as of December 31, 2019, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)William J. Stromberg, president and chief executive officer of T. Rowe Price Group, Inc., the parent company of the Price Funds’ investment advisor, has served on the Board of Trustees of Johns Hopkins University since 2014.

INSIDE DIRECTORS(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

David Oestreicher (1967) 2018 [186]	Chief Legal Officer, Vice President, and Secretary, T. Rowe Price Group, Inc.; Director, Vice President, and Secretary, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President and Secretary, T. Rowe Price, T. Rowe Price Hong Kong (Price Hong Kong), and T. Rowe Price International; Vice President, T. Rowe Price Japan (Price Japan) and T. Rowe Price Singapore (Price Singapore); Principal Executive Officer and Executive Vice President, all funds

Robert W. Sharps, CFA, CPA (1971) 2019 [186]	Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

(a)All information about the inside directors was current as of December 31, 2019, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

OFFICERS

Name (Year of Birth) Position Held With State Tax-Free Income Trust	Principal Occupation(s)

Austin Applegate (1974) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Colin T. Bando, CFA (1987) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Darrell N. Braman (1963) Vice President and Secretary	Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.

Daniel Chihorek (1984) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly, Vice President, Municipal Research Analyst, GW&K Investment Management (to 2018)

M. Helena Condez (1962) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Alan S. Dupski, CPA (1982) Principal Financial Officer, Vice President, and Treasurer	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly, Assistant Chief Accountant, Division of Investment Management, U.S. Securities and Exchange Commission (to 2015)

Sarah J. Engle (1979) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Alisa Fiumara-Yoch, CFA (1974) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Stephanie A. Gentile, CFA (1956) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

John R. Gilner (1961) Chief Compliance Officer	Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Gary J. Greb (1961) Vice President	Vice President, T. Rowe Price, T. Rowe Price International, and T. Rowe Price Trust Company

Charles B. Hill, CFA (1961) Executive Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Dylan Jones, CFA (1971) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Paul J. Krug, CPA (1964) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Marcy M. Lash (1963) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Alan D. Levenson, Ph.D. (1958) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Joseph K. Lynagh, CFA (1958) Executive Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

James T. Lynch, CFA (1983) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Konstantine B. Mallas (1963) Executive Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Hugh D. McGuirk, CFA (1960) President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James M. Murphy, CFA (1967) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Linda A. Murphy (1959) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Shannon H. Rauser (1987) Assistant Secretary	Assistant Vice President, T. Rowe Price

Chen Shao (1980) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Jeanny Silva (1975) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Douglas D. Spratley, CFA (1969) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Timothy G. Taylor, CFA (1975) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Megan Warren (1968) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; formerly, Executive Director, JPMorgan Chase (to 2017)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $3,586,000 and $2,391,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 20, 2020

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 20, 2020